Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions

NOTE 8 – ACQUISITIONS

Fiscal Year 2011

During the nine months ended September 30, 2011, the Company acquired certain entities for an aggregate purchase price of $25.5 million in cash. Additionally, the Company paid $576,000 in relation to contingent consideration for previously acquired entities. These entities are individually and in the aggregate immaterial to the Company's net assets and operations, were accounted for as purchases and are included in the Company's condensed consolidated results from the acquisition date.

The Company recorded $9.0 million in goodwill and $19.7 million in intangible assets related to these acquisitions consisting of agent relationships for $2.3 million, developed technologies for $1.4 million and internet domain names for $16.0 million. We expect goodwill will be deductible for income tax purposes.

Fiscal Year 2010

Acquisition of NetQuote.com

On July 13, 2010, the Company completed the stock acquisition of NetQuote Holdings, Inc. ("NetQuote"), a Delaware corporation, for $202.8 million in cash, net of cash acquired and net of NetQuote's debt and transaction costs. NetQuote, based in Denver, Colorado, operates websites that offer consumers competitive insurance rates for auto, home, life, and health. The Company paid $191.8 million, net of cash acquired, and $11 million was placed in escrow to satisfy certain indemnification obligations of NetQuote's shareholders. As of September 30, 2011, no escrow payments have been made.

This acquisition was made to complement the online publishing business. The results of operations of NetQuote is included in the Company's consolidated results from the acquisition date. We recorded approximately $133.4 million in goodwill, which reflects the adjustments necessary to allocate the purchase price to the fair value of the assets acquired and the liabilities assumed. We expect goodwill will not be deductible for income tax purposes. Approximately $92.0 million was recorded as intangible assets consisting of Internet domain name for $40.9 million, customer relationships for $46.0 million, and developed technology for $5.1 million.

The following table presents the January 1, 2011 estimated fair value of assets acquired and liabilities assumed at acquisition date, measurement period adjustments during the nine months ended September 30, 2011 and the final adjusted acquisition date fair values as of September 30, 2011.

($ in thousands)	Acquisition Date Estimated Fair Value	Measurement Period Adjustments	Adjusted Acquisition Date Estimated Fair Value
Current assets, net of cash acquired	$9,323	$—	$9,323
Property and equipment, net	3,070	—	3,070
Intangible assets	92,000	—	92,000
Goodwill	133,184	205	133,389
Other noncurrent assets	82	—	82
Current liabilities	(10,386)	445	(9,941)
Deferred tax liability	(18,294)	(650)	(18,944)
Other noncurrent liabilities	(6,184)	—	(6,184)

Preliminary purchase price	$202,795	$—	$202,795

The measurement period adjustments relate to current liabilities, goodwill and other noncurrent liabilities and are due to a change in the valuation of receivables and deferred tax liabilities.

The Company has adjusted the provisional amounts at December 31, 2010 that were recognized at the acquisition dates to reflect new information obtained about facts and circumstances that existed as of the acquisition dates that, if known, would have affected the measurement of the amounts recognized as of those dates. Such adjustments resulted in a net increase of $205,000 in goodwill, a decrease of $445,000 to accrued expenses and an increase to deferred income tax liability of $650,000. These amounts were not retrospectively adjusted as of December 31, 2010 as the amounts were not deemed material. The fair values of assets acquired and liabilities assumed were finalized as of June 30, 2011.

The valuations used to determine the fair value of the intangible assets and the resulting goodwill in the purchase price allocation principally use the discounted cash flow methodology and were made concurrent with the effective date of the acquisition. The weighted average amortization periods for intangible assets recorded in the acquisition are as follows:

Years
Trademarks and URLs	15.0
Customer relationships	8.3
Developed technologies	3.0

Acquisition of CreditCards.com

On August 6, 2010, the Company completed the stock acquisition of CreditCards.com, Inc. ("CreditCards"), a Delaware corporation, for $143.1 million in cash, net of cash acquired and net of CreditCards' debt and transaction costs. CreditCards, based in Austin, Texas, operates websites that offer consumers information on credit cards. The Company paid $135.8 million, net of cash acquired, and $7.3 million was placed in escrow to satisfy certain indemnification obligations of CreditCards' shareholders. As of September 30, 2011, no escrow payments have been made.

This acquisition was made to complement the online publishing business. The results of operations of CreditCards is included in the Company's consolidated results from the acquisition date. We recorded approximately $81.2 million in goodwill, which reflects the adjustments necessary to allocate the purchase price to the fair value of the assets acquired and the liabilities assumed. We expect goodwill will not be deductible for income tax purposes. The goodwill of approximately $81.2 million represents the value that is expected from combining CreditCards with Bankrate to provide buyer-specific synergies to leverage the Bankrate platform to increase revenue, reduce expenses, ultimately leading to increased profits. This type of synergy is not readily available to marketplace participants. Approximately $67.8 million was recorded as finite-lived intangible assets consisting of Internet domain name for $26.5 million, customer relationships for $39.4 million, and developed technology for $1.9 million.

The following table presents the January 1, 2011 estimated fair value of assets acquired and liabilities assumed at acquisition date, measurement period adjustments and the final adjusted acquisition date fair values.

($ in thousands)	Acquisition Date Estimated Fair Value	Measurement Period Adjustments	Adjusted Acquisition Date Estimated Fair Value
Current assets, net of cash acquired	$10,445	$—	$10,445
Property and equipment, net	571	—	571
Intangible assets	71,900	(4,100)	67,800
Goodwill	75,795	5,400	81,195
Other noncurrent assets	59	—	59
Current liabilities	(7,676)	292	(7,384)
Deferred tax liability	(6,584)	(1,592)	(8,176)
Other noncurrent liabilities	(1,446)	—	(1,446)

Preliminary purchase price	$143,064	$—	$143,064

The measurement period adjustments relate to goodwill and intangible assets, other noncurrent assets and current liabilities and are due to changes in working capital and changes in the valuation of deferred tax liabilities.

The Company has adjusted the provisional amounts at December 31, 2010 that were recognized at the acquisition dates to reflect new information obtained about facts and circumstances that existed as of the acquisition dates that, if known, would have affected the measurement of the amounts recognized as of those dates. Such adjustments resulted in a decrease of $4.1 million to intangible assets, an increase of $5.4 million in goodwill, a decrease of $292,000 to accrued expenses and an increase to deferred income tax liability of $1.6 million. These amounts were not retrospectively adjusted as of December 31, 2010 as the amounts were not deemed material. The fair values of assets acquired and liabilities assumed were finalized as of June 30, 2011.

The valuations used to determine the fair value of the intangible assets and the resulting goodwill in the purchase price allocation principally use the discounted cash flow methodology and were made concurrent with the effective date of the acquisition. The weighted average amortization periods for intangible assets recorded in the acquisition are as follows:

Years
Trademarks and URLs	20.0
Customer relationships	8.0
Developed technologies	3.0

Other Acquisitions

During the year ended December 31, 2010, the Company acquired certain entities for an aggregate purchase price of $11.8 million in cash. These entities are individually and in the aggregate immaterial to the Company's net assets and operations, were accounted for as purchases and are included in the Company's condensed consolidated results from the acquisition date.

The Company recorded $640,000 in goodwill and $11.2 million in intangible assets related to the acqusitions consisting of domain names for $10.5 million, customer relationships for $590,000 and affiliate network relationship for $90,000. We expect goodwill will be deductible for income tax purposes.

Pro Forma Data

The following unaudited pro forma data summarizes the results of operations for the periods presented as if the acquisitions of NetQuote and CreditCards had been completed on January 1, 2010. The pro forma data give effect to the actual operating results prior to the acquisitions and adjustments to revenue of $323,000, cost of revenue of $323,000, stock based compensation expense of $2.2 million, depreciation and intangible assets amortization of $4.4 million, interest expense of $666,000, and income taxes of $1.4 million for the three months ended September 30, 2010. The pro forma data give effect to the actual operating results prior to the acquisitions and adjustments to revenue of $4.0 million, cost of revenue of $4.0 million, depreciation and intangible assets amortization of $8.6 million, interest expense of $2.6 million, and income taxes of $2.3 million for the nine months ended September 30, 2010. The pro forma data does not give effect to transaction costs related to the acquisitions. These pro forma amounts are not intended to be indicative of the results that would have been actually reported if the acquisitions of NetQuote and CreditCards had occurred on January 1, 2010 or that may be reported in the future.

	Three months ended	Nine months ended
(In thousands )	September 30, 2010	September 30, 2010

Total revenue	$78,690	$223,524

Loss from operations	$(10,602)	$(712)

Net loss	$(13,572)	$(18,820)

Basic and diluted net loss per share:
Basic and Diluted	$(.10)	$(.29)

Note 11—Acquisitions

All acquisitions occurring after January 1, 2009 are accounted for under the acquisition method. Under this method, the acquirer recognizes the assets acquired, the liabilities assumed, contractual contingencies, as well as any non-controlling interest in the acquiree at their fair values at the acquisition date. For acquisitions occurring after January 1, 2009, transaction costs are excluded from the acquisition cost and are expensed as incurred.

Fiscal Year 2010

Acquisition of Bargaineering.com

On January 29, 2010, the Company completed the acquisition of the website www.Bargaineering.com from Jim Wang Enterprises, LLC., a Maryland limited liability company ("Bargaineering"), for $3.0 million in cash with an additional $500,000 in potential cash earn-out payments based on achieving certain performance metrics over the period commencing January 29, 2012 and ending January 29, 2013. Bargaineering, based in Columbia, Maryland, operates a blog site that educates consumers about personal finance in the areas of mortgages, banking products and credit cards. This acquisition was made to expand the product lines offered in the online publishing business. The Company paid $2.0 million on February 29, 2010 and will make additional payments of $500,000 on each of January 29, 2011 and January 29, 2012. Additional earn out payments of up to $500,000 may be payable as described above.

The results of operations of Bargaineering are included in the Company's consolidated results from the acquisition date. Except for intangible assets, no other assets or liabilities were assumed. Thus, we recorded approximately $290,000 in goodwill, which reflects the adjustments necessary to allocate the purchase price net of intangible assets acquired. We expect goodwill to be amortizable and deductible for income tax purposes. Approximately $2.8 million was recorded as finite-lived intangible assets consisting of Internet domain name for $2.7 million and non-compete agreement for $140,000.

The fair value of the earn-out arrangement associated with the Bargaineering acquisition was estimated at $130,000 using the income approach incorporating significant inputs not observable in the market (Level 3 inputs under ASC 820). Key assumptions include probability of visitor projections and the use of the risk-free rate as a discount factor, as the risk is reflected in the visitor probability assessment. The range of potential undiscounted payments that the Company could be required to make under the earn-out arrangement was estimated to be between $0 and maximum amount of $500,000. We remeasured the contingent consideration liability as of December 31, 2010 using currently available facts and circumstances including Bargaineering's 2010 performance, resulting in an incremental increase in the contingent consideration liability of $60,000, which was recorded in the statement of operations during the year ended December 31, 2010.

We determined the fair value of the intangible assets and the resulting goodwill in the purchase price allocations for the acquisitions. These valuations principally use the discounted cash flow methodology and were made concurrent with the effective date of the acquisition. The amortization periods for intangible assets recorded in the acquisition are as follows:

Years
Trademarks and URLS	7
Non-compete Agreement	5

Acquisition of InsuranceQuotes.com

On March 31, 2010, the Company acquired certain intangible assets of InsuranceQuotes.com Development, LLC, a Delaware limited liability company ("InsuranceQuotes"), for $6.0 million in cash. InsuranceQuotes, based in Newton, Massachusetts, operates a website that offers consumers competitive insurance rates for auto, home, life, and health. This acquisition was made to compliment the online publishing business. The Company paid $5.3 million on March 31, 2010, and $750,000 was placed in escrow to satisfy certain indemnification obligations of the InsuranceQuote's shareholders. As of December 31, 2010, no escrow payments have been made.

The results of operations of InsuranceQuotes are included in the Company's consolidated results from the acquisition date. Except for intangible assets, no other assets or liabilities were assumed. We recorded approximately $65,000 in goodwill, which reflects the adjustments necessary to allocate the purchase price to the fair value of the intangible assets acquired. We expect goodwill to be amortizable and deductible for income tax purposes. Approximately $5.9 million was recorded as finite-lived intangible assets consisting of Internet domain name for $5.9 million, non-compete agreement for $20,000, and Internet content for $15,000.

We determined the fair value of the intangible assets and the resulting goodwill in the purchase price allocations for the acquisitions. These valuations principally use the discounted cash flow methodology and were made concurrent with the effective date of the acquisition. The amortization periods for intangible assets recorded in the acquisition are as follows:

Years
Trademarks and URLS	20
Non-compete Agreement	3
Content	2

Acquisition of NetQuote.com

On July 13, 2010, the Company completed the stock acquisition of NetQuote Holdings, Inc. ("NetQuote"), a Delaware corporation, for $202.8 million in cash, net of cash acquired and net of NetQuote's debt and transaction costs. NetQuote, based in Denver, Colorado, operates websites that offer consumers competitive insurance rates for auto, home, life, and health. The Company paid $191.8 million, net of cash acquired, and $11 million was placed in escrow to satisfy certain indemnification obligations of NetQuote's shareholders. As of December 31, 2010, no escrow payments have been made.

This acquisition was made to complement the online publishing business. The results of operations of NetQuote for the period from July 14, 2010 to December 31, 2010 are included in the Company's consolidated financial statements. We recorded approximately $133.2 million in goodwill, which reflects the adjustments necessary to allocate the purchase price to the fair value of the assets acquired and the liabilities assumed. We expect goodwill will not be deductible for income tax purposes. The goodwill of approximately $133.2 million represents the value that is expected from combining NetQuote with Bankrate to provide buyer-specific synergies to leverage the Bankrate platform to increase revenue, reduce expenses, ultimately leading to increased profits. This type of synergy is not readily available to marketplace participants. Approximately $92.0 million was recorded as finite-lived intangible assets consisting of Internet domain name for $40.9 million, customer relationships for $46.0 million, and developed technology for $5.1 million.

The following table presents the estimated fair value of assets acquired and liabilities assumed at acquisition date, measurement period adjustments through December 31, 2010 and the adjusted acquisition date estimated fair values at December 31, 2010.

($ in thousands)	Acquisition Date Estimated Fair Value	Measurement Period Adjustments	Adjusted Acquisition Date Estimated Fair Value
Current assets, net of cash acquired	$9,402	$(79)	$9,323
Property and equipment, net	3,070	—	3,070
Intangible assets	92,000	—	92,000
Preliminary goodwill	115,014	18,170	133,184
Other noncurrent assets	82	—	82
Current liabilities	(10,386)	—	(10,386)
Deferred tax liability	—	(18,294)	(18,294)
Other noncurrent liabilities	(6,184)	—	(6,184)

Preliminary purchase price	$202,998	$(203)	$202,795

The measurement period adjustments relate to current assets, goodwill and other noncurrent liabilities and are due to a change in the valuation of receivables and deferred tax liabilities.

Amounts at December 31, 2010 are provisional and goodwill, income taxes and working capital have not been finalized. Additional measurement period adjustments could reflect new information obtained about facts and circumstances that existed as of the acquisition date. Such changes could be significant. We expect to finalize the valuation and complete the purchase price allocation no later than one-year from the acquisition date.

The valuations used to determine the estimated fair value of the intangible assets and the resulting goodwill in the purchase price allocation principally use the discounted cash flow methodology and were made concurrent with the effective date of the acquisition. The weighted average amortization periods for intangible assets recorded in the acquisition are as follows:

Years
Trademarks and URLs	15.0
Customer relationships	8.3
Developed technologies	3.0

Acquisition of CreditCards.com

On August 6, 2010, the Company completed the stock acquisition of CreditCards.com, Inc. ("CreditCards"), a Delaware corporation, for $143.1 million in cash, net of cash acquired and net of CreditCards' debt and transaction costs. CreditCards, based in Austin, Texas, operates websites that offer consumers information on credit cards. The Company paid $135.8 million, net of cash acquired, and $7.3 million was placed in escrow to satisfy certain indemnification obligations of CreditCards' shareholders. As of December 31, 2010, no escrow payments have been made.

This acquisition was made to complement the online publishing business. The results of operations of CreditCards for the period from August 7, 2010 to December 31, 2010 are included in the Company's consolidated financial statements. We recorded approximately $75.8 million in goodwill, which reflects the adjustments necessary to allocate the purchase price to the fair value of the assets acquired and the liabilities assumed. We expect goodwill will not be deductible for income tax purposes. The goodwill of approximately $75.8 million represents the value that is expected from combining CreditCards with Bankrate to provide buyer-specific synergies to leverage the Bankrate platform to increase revenue, reduce expenses, ultimately leading to increased profits. This type of synergy is not readily available to marketplace participants. Approximately $71.9 million was recorded as finite-lived intangible assets consisting of Internet domain name for $29.4 million, customer relationships for $40.6 million, and developed technology for $1.9 million.

The following table presents the estimated fair value of assets acquired and liabilities assumed at acquisition date, measurement period adjustments through December 31, 2010 and the adjusted acquisition date estimated fair values at December 31, 2010.

($ in thousands)	Acquisition Date Estimated Fair Value	Measurement Period Adjustments	Adjusted Acquisition Date Estimated Fair Value
Current assets, net of cash acquired	$10,445	$—	$10,445
Property and equipment, net	571	—	571
Intangible assets	74,100	(2,200)	71,900
Preliminary goodwill	61,649	14,146	75,795
Other noncurrent assets	4,000	(3,941)	59
Current liabilities	(9,776)	2,100	(7,676)
Deferred tax lilability	—	(6,584)	(6,584)
Other noncurrent liabilities	(1,446)	—	(1,446)

Preliminary purchase price	$139,543	$3,521	$143,064

The measurement period adjustments relate to goodwill and intangible assets, other noncurrent assets and current liabilities and are due to changes in working capital and changes in the valuation of deferred tax liabilities.

Amounts at December 31, 2010 are provisional and goodwill, income taxes and working capital have not been finalized. Additional measurement period adjustments could reflect new information obtained about facts and circumstances that existed as of the acquisition date. Such changes could be significant. We expect to finalize the valuation and complete the purchase price allocation no later than one-year from the acquisition date.

The valuations used to determine the estimated fair value of the intangible assets and the resulting goodwill in the purchase price allocation principally use the discounted cash flow methodology and were made concurrent with the effective date of the acquisition. The weighted average amortization periods for intangible assets recorded in the acquisition are as follows:

Years
Trademarks and URLs	20.0
Customer relationships	8.2
Developed technologies	3.0

Acquisition of InfoTrak

On September 30, 2010, the Company acquired certain assets and liabilities of InfoTrak National Data Services, a Massachusetts corporation ("InfoTrak"), for $1.6 million in cash. InfoTrak, based in Boston, Massachusetts, operates a print publication business with major newspapers in the United States. This acquisition was made to expand the product lines offered in the print publishing business. The Company paid $1.45 million on September 30, 2010, and $150,000 was placed in escrow to satisfy certain indemnification obligations of InfoTrak National Data Services, Inc.'s shareholders. As of December 31, 2010, no escrow payments have been made.

The results of operations of InfoTrak are included in the Company's consolidated results starting on October 1, 2010. Except for intangible assets, no other assets or liabilities were assumed. Thus, we recorded approximately $285,000 in goodwill, which reflects the adjustments necessary to allocate the purchase price net of intangible assets acquired. We expect goodwill will be deductible for income tax purposes. Approximately $1.3 million was recorded as finite-lived intangible assets consisting of Customer relationships for $680,000, non-compete agreement for $625,000, and trademark for $10,000.

The estimated fair value of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the acquisition date. Measurement period adjustments could reflect new information obtained about facts and circumstances that existed as of the acquisition date. Such changes could be significant. We expect to finalize the valuation and complete the purchase price allocation no later than one-year from the acquisition date.

We determined the fair value of the intangible assets and the resulting goodwill in the purchase price allocations for the acquisitions. These valuations principally use the discounted cash flow methodology and were made concurrent with the effective date of the acquisition. The weighted average amortization periods for intangible assets recorded in the acquisition are as follows:

Years
Trademarks and URLs	1.0
Customer relationships	13.7
Developed technologies	5.0

Acquisition of CD.com

On October 15, 2010, the Company completed the acquisition of the internet domain name CD.com from Rick Latona Auctions, LLC, a Georgia Limited Liability Company for $500,000. This acquisition was made to complement the online publishing business. The results of operations of CD.com are included in the Company's consolidated results from the acquisition date. The Company preliminarily booked the $500,000 to internet domain name and is in the process of determining the fair value of the intangible asset and resulting goodwill in its purchase price allocation.

Acquisition of CreditCards.ca

On November 23, 2010, the Company completed the acquisition of internet domain name CreditCards.ca from an Enterprise Analyticals Modeling and Process, LLC, for $650,000. This acquisition was made to complement the online publishing business. The results of operations of CreditCards.ca are included in the Company's consolidated results from the acquisition date. The Company preliminarily booked $650,000 to internet domain name and is in the process of determining the fair value of the intangible asset and resulting goodwill in its purchase price allocation.

Pro Forma Data (Unaudited)

The following unaudited pro forma data summarizes the results of operations for the periods presented as if the acquisitions of NetQuote and CreditCards had been completed on January 1, 2009. We did not include Bargaineering, InsuranceQuotes, InfoTrak, CD.com and CreditCards.Ca as these are individually and in aggregate not material to the operations of Bankrate. The pro forma data give effect to the actual operating results prior to the acquisitions and adjustments to revenue, cost of revenue, depreciation and intangibles asset amortization, interest expense, and income taxes. The pro forma data does not give effect to transaction costs related to the acquisitions. These pro forma amounts are not intended to be indicative of the results that would have been actually reported if the acquisitions of NetQuote and CreditCards had occurred on January 1, 2009 or that may be reported in the future.

	(Unaudited)
	Successor	Successor	Predecessor
($ in thousands, except per share data)	Year ended December 31, 2010	Period from July 17, 2009 through December 31, 2009	Period from January 1, 2009 through August 24, 2009
Total revenue	$300,887	$89,037	$175,282

Income (loss) from operations	$12,050	$424	$(34,053)

Net loss	$(25,304)	$(11,419)	$(50,023)

Basic and diluted net loss per share:
Basic	$(0.35)	$(0.26)	$(2.65)
Diluted	(0.35)	(0.26)	(2.65)

Acquisition Impact

NetQuote and CreditCards' impact to revenue for the year ended December 31, 2010 was approximately $70.7 million. Additionally, we incurred $10.1 million of acquisition related expenses and $2.5 million in restructuring costs associated with the acquisitions of NetQuote, CreditCards, and the Senior Secured Notes issued for the acquisition of NetQuote and CreditCards, which are included in the statement of operations for the year ended December 31, 2010. Calculating the acquisition impact to net loss is impractical because certain expenses are not allocated to the acquired subsidiaries.

Fiscal Year 2009

Holdings' Acquisition of Bankrate

As described in Note 1, Holdings completed its acquisition of all of the outstanding shares of Bankrate common stock on September 25, 2009. Holdings acquired Bankrate as a platform for future synergistic acquisitions in the personal finance vertical. For accounting purposes, August 25, 2009 is deemed the acquisition date because it is the date that Holdings obtained control of Bankrate.

Pursuant to the Merger Agreement, Merger Sub offered to purchase all of the outstanding shares of common stock, par value $0.01 per share, of Bankrate at a price of $28.50 per share. Following the purchase by Merger Sub of Bankrate, Merger Sub merged with and into Bankrate, with Bankrate surviving the Merger as a wholly-owned subsidiary of Holdings.

The Acquisition was accounted for by Holdings under the acquisition method of accounting in accordance ASC 805. Holdings then applied push-down accounting to Bankrate as of August 25, 2009.

The fair values assigned to identifiable intangible assets acquired were based on estimates and assumptions determined by management primarily using the income approach. We estimated the fair values with the assistance of a third party appraisal firm. We recorded the excess purchase consideration over the fair value of the assets acquired of approximately $350 million as goodwill.

The acquisition date fair value of the total consideration transferred was approximately $553 million, which consisted of the following:

($ in thousands)
Cash paid by Holdings to acquire shares of outstanding Bankrate common stock	$506,175
Estimated fair value of shares of Holdings common stock issued to acquire shares of outstanding Bankrate common stock	27,801
Estimated fair value of notes issued by Holdings to acquire shares of outstanding Bankrate common stock	18,534

Total purchase consideration paid by Holdings	552,510
Bankrate cash used to acquire shares of outstanding Bankrate common stock, net of $3.8 million from exercise of Bankrate stock options	23,722

Total paid for outstanding Bankrate common stock	$576,232

Direct transaction costs incurred as a result of the Acquisition related to investment banking, legal, accounting, and other professional services directly related to the Acquisition. Direct transaction costs of approximately $2.4 million were expensed during the period from August 25, 2009 to December 31, 2009 and are included as acquisition related expenses in the accompanying consolidated statement of operations. Approximately $34.6 million of transaction costs were incurred by Bankrate during the period of January 1, 2009 to August 24, 2009. Additionally, approximately $2.5 million of transaction costs were incurred by Holdings prior to August 25, 2009 and are reflected in the accompanying consolidated statement of operations for the period from July 17, 2009 to December 31, 2009 (Successor). To the extent the costs incurred by Bankrate were not paid prior to August 25, 2009, they are included within accrued expenses in the net assets acquired in the Acquisition. Approximately $30.9 million of transaction costs were paid during the period from July 17, 2009 to December 31, 2009 of which $526,000 and approximately $30.3 million are included within cash used in business acquisition in the accompanying consolidated statement of cash flows.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

($ in thousands)	August 25, 2009
Cash	$59,310
Accounts receivable	12,452
Deferred income taxes	1,071
Prepaid expenses and other current assets	26,032
Furniture, fixtures and equipment	2,135
Intangible assets	233,800
Other non-current assets	720

Total identifiable assets	335,520

Accounts payable	(3,151)
Accrued expenses and payable to certain Bankrate shareholders	(60,759)
Acquisition earn-outs payable	(17,299)
Deferred tax liability	(50,316)
Deferred revenue	(841)
Other non-current liabilities	(393)
Total liabilities assumed	(132,759)

Net assets acquired	202,761

Goodwill	349,749

Total	$552,510

We determined the fair value of the intangible assets and the resulting goodwill in the purchase price allocations for the acquisitions. These valuations principally use the discounted cash flow methodology and were made concurrent with the effective date of the acquisition. The weighted average amortization periods for finite-lived intangible assets recorded in the acquisition are as follows:

Years
Trademarks and URLs	23.0
Customer relationships	9.1
Affiliate network relationships	1.4
Developed technologies	6.0

The goodwill arising from this transaction is not deductible for tax purposes. The goodwill of approximately $350 million represents the value that is expected from combining Bankrate with Apax Partners to provide buyer-specific synergies to leverage the Bankrate platform to increase revenue, reduced expenses, ultimately leading to increased profits. This type of synergy is not readily available to marketplace participants.

Fiscal Year 2008—Predecessor Transactions

On September 23, 2008, we completed the acquisition of certain assets and liabilities of Blackshore Properties, Inc. ("Blackshore"), a California corporation, for $12.4 million in cash with an additional $2.5 million in potential cash Earn-Out Payments based on achieving certain performance metrics over the next twelve months. During the year ended December 31, 2010, the Company made $2.5 million of Earn-out payments to the sellers, which was recorded as additional goodwill. The principal asset of Blackshore was its website, Bankaholic.com ("Bankaholic"), which offers consumers rate and product information as well as research tools on a variety of financial products including mortgage loans and lender information, certificates of deposit, money market accounts, savings accounts, credit cards, insurance quotes and college savings plans. We paid $11.9 million in cash on September 23, 2008, and $500,000 in cash was placed in escrow to satisfy certain indemnification obligations of Blackshore and its sole shareholder. The purchase price was paid with cash on hand. No escrow payments have been made to date. The acquisition was accounted for as a purchase and the results of operations of Bankaholic are included in our consolidated results from the acquisition date. In the three months ended September 30, of 2008 we preliminarily estimated the fair values of identified assets acquired and recorded approximately $12.4 million in intangible assets consisting of $12.0 million for the Internet domain name, $347,000 for the customer list and $75,000 for the non-compete agreement. In the three months ended December 31, 2008, approximately $4.7 million was reclassified from Internet domain name to goodwill based on valuation work that was completed in the three months ended December 31, 2008.

On September 5, 2008, we completed the acquisition of certain assets and liabilities of LinkSpectrum Co., a North Carolina corporation, for $34.1 million in cash with an additional $10.0 million in potential cash Earn-out Payments based on achieving certain financial performance metrics over the next two years. The principal asset of LinkSpectrum Co. was its web site, CreditCardGuide.com ("CCG"), which offers consumers the ability to shop, compare and apply for credit cards online. We paid $30.9 million in cash on September 5, 2008, and $3.2 million in cash was placed in escrow to satisfy certain indemnification obligations of LinkSpectrum Co. and its sole shareholder. The purchase price was paid with cash on hand. No cash Earn-Out payments or escrow payments have been made to date. The acquisition was accounted for as a purchase and the results of operations of CCG are included in our consolidated results from the acquisition date. No goodwill was recorded as the excess cost over the value of assets acquired was equal to the fair value of identified intangible assets. Approximately $32.2 million was recorded as intangible assets consisting of Internet domain name—$31.1 million; customer relationships—$900,000; and non-compete agreement—$200,000.

On February 5, 2008, we completed the acquisition of certain assets and liabilities of InsureMe, Inc., a Colorado corporation ("InsureMe"), for $65 million in cash with an additional $21.0 million in potential cash Earn-Out Payments based on achieving certain performance metrics over the next two years. During the year ended December 31, 2010, the Company made $11.0 million of Earn-out payments to the sellers, which was recorded as additional goodwill. InsureMe, based in Englewood, Colorado, operates a website and a network of hundreds of affiliates that offer consumers competitive insurance rates for auto, home, life, health and long-term care. The Company paid $58.5 million in cash on February 5, 2008, and $6.5 million in cash was placed in escrow to satisfy certain indemnification obligations of InsureMe and its shareholders. The purchase price was paid with cash on hand. No escrow payments have been made to date. We paid the InsureMe sellers a $10 million Earn-Out payment in February 2009 related to the year ended December 31, 2008 which was recorded as additional goodwill. The acquisition was accounted for as a purchase and the results of operations of InsureMe are included in our consolidated results from the acquisition date. We recorded approximately $40.9 million in goodwill, which reflects the adjustments necessary to allocate the purchase price to the fair value of the assets acquired and the liabilities assumed. We expect goodwill to be amortizable and deductible for income tax purposes. Approximately $24.1 million was recorded as intangible assets consisting of customer relationships—$12.0 million; agent relationships—$4.9 million; developed technology—$4.6 million; affiliated network—$1.9 million; non-compete agreements—$590,000; and Internet domain name—$130,000.

Also on February 5, 2008, we acquired certain assets and liabilities of Lower Fees, Inc., a California corporation d/b/a Fee Disclosure ("Fee Disclosure"), for $2.85 million in cash and an additional amount in potential cash Earn-Out Payments based on the achievement of certain financial performance metrics over the next five years. The purchase price was paid with cash on hand. No cash Earn-Out Payments have been made to date. Fee Disclosure, based in Westlake Village, California, has developed a patent pending online portal to create an open marketplace to break down complicated vendor fees associated with the mortgage process. Fee Disclosure empowers consumers with comprehensive information to make informed real estate decisions and reduce their real estate and mortgage transaction costs. The acquisition was accounted for as a purchase and the results of operations of Fee Disclosure are included in our consolidated results from the acquisition date. Approximately $635,000 in goodwill was recorded by us, which reflects the adjustments necessary to allocate the purchase price to the fair value of the assets acquired and the liabilities assumed. We expect goodwill to be amortizable and deductible for income tax purposes. Approximately $2.2 million was recorded as intangible assets consisting of customer relationships—$1.1 million; developed technology—$1.0 million; and Internet domain name—$130,000. See Note 8 regarding legal proceedings related to this acquisition.

We determined the fair value of the intangible assets and the resulting goodwill in the purchase price allocations for the fiscal year 2008 acquisitions. These valuations principally use the discounted cash flow methodology and were made concurrent with the effective date of the acquisition. Purchase price allocations for business combinations accounted for under the purchase method of accounting in 2008 were as follows:

($ in thousands)
Property and equipment	$224
Goodwill	56,285
Customer relationships	14,000
Agent/vendor relationships	6,800
Developed technologies	5,600
Internet domain names	38,860
Non-compete agreements	987
Accounts receivable and other assets acquired	4,027
Accounts payable, accrued expenses and other liabilities assumed	(13,081)

Cash used in business acquisitions, net of cash acquired	$113,702

The weighted average amortization periods for intangible assets recorded in the InsureMe, Fee Disclosure, CCG and Bankaholic acquisitions are as follows:

Years
Trademarks and URLs	17.0
Customer relationships	10.3
Agent/vendor relationships	4.4
Developed technologies	5.0
Non-compete agreements	4.5
Total	8.6